LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JANUARY 6, 2021

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED JUNE 30, 2020, OF

WESTERN ASSET SMASH SERIES M FUND (THE “FUND”)

Effective January 12, 2021, the following changes are made to the Fund’s Prospectus and SAI:

1a.	The second paragraph in the section titled “Management – Investment professionals” in the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Investment professional	Title	Investment professional of the fund since
S. Kenneth Leech	Chief Investment Officer	2014*
Greg E. Handler	Portfolio Manager	2019
Sean Johnson	Portfolio Manager	2018
Julien A. Scholnick	Portfolio Manager	2017

*	In addition, Mr. Leech had previously served as a member of the portfolio management team of the fund.

1b.

The second paragraph in the section titled “More on fund management – Investment professionals” relating to the Fund in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Investment professional	Title and recent biography	Investment professional of the fund since
SMASh Series M Fund

S. Kenneth Leech	Chief Investment Officer and has been employed by Western Asset as an investment professional for at least the past five years.	2014*

Greg E. Handler	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	2019

Sean Johnson	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	2018

Julien A. Scholnick	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	2017

*	In addition, Mr. Leech had previously served as a member of the portfolio management team of the fund.

1c.

In the section of the Fund’s SAI titled “Investment Management and Service Provider Information – Investment Professionals – Other Accounts Managed by the Investment Professionals,” the information relating to Harris A. Trifon with respect to the Fund is deleted in its entirety.

1d.

In the section of the Fund’s SAI titled “Investment Management and Service Provider Information – Investment Professionals – Investment Professional Securities Ownership,” the information relating to Harris A. Trifon with respect to the Fund is deleted in its entirety.

Please retain this supplement for future reference.

WASX631968

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